UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-23c-3

Notification of Repurchase Offer

Pursuant to Rule 23c-3 [17 CFR 270.23c-3]

1.	Investment Company Act File Number: 811-24028

2.	Date of Notification: August 12, 2025

3.	Exact name of investment company as specified in registration statement:

COLUMBIA CREDIT INCOME OPPORTUNITIES FUND

4.	Address of principal executive office: (number, street, city, state, zip code)

290 Congress Street, Boston, Massachusetts 02210

5.	Check one of the following:

A. The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3. ☒

B. The notification pertains to a discretionary repurchase offer under paragraph (c) of Rule 23c-3. ☐

C. The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3 and a discretionary repurchase offer under paragraph (c) of Rule 23c-3. ☐

By:	/s/ Joseph D’Alessandro
(Name)

Assistant Secretary
(Title)

Columbia Credit Income Opportunities Fund

Shareholder Repurchase Offer Notice

Columbia Threadneedle Investments

P.O. Box 219104

Kansas City, MO 64121-9104

August 11, 2025

Dear Shareholder:

This notice is to inform you of the upcoming quarterly repurchase offer by Columbia Credit Income Opportunities Fund (the “Fund”). If you have no need or desire to tender your shares for repurchase, simply disregard this notice. We will notify you again next quarter and mail new documents to be completed in connection with the next repurchase offer.

We extend this repurchase offer to provide some liquidity to shareholders because shares of this closed-end interval fund are not redeemable daily for cash and are not traded on a stock exchange. Shares of the Fund can only be tendered for repurchase during one of the Fund’s scheduled quarterly repurchase offers, so we would like to make you aware of the deadlines and procedures should you wish to tender your Fund shares in connection with this repurchase offer.

The Fund will not charge a repurchase fee on shares that are accepted for repurchase in this repurchase offer.

Any repurchase of shares by the Fund pursuant to this repurchase offer is a taxable event. Consult your financial advisor or tax advisor for more information. Please remember that you are not obligated to do anything with your shares at this time.

This repurchase offer period begins on August 11, 2025, and ends (unless suspended or postponed) at the close of the New York Stock Exchange (which is normally at 4:00 p.m. Eastern Time, but it may close earlier on certain days) on September 10, 2025, (the “Repurchase Request Deadline”). Shares accepted for repurchase will be repurchased at a price equal to the net asset value of such shares on the repurchase pricing date, on the terms and conditions described in the enclosed Repurchase Offer Statement and Interval Fund Repurchase Request Form and in accordance with the Fund’s currently effective Prospectus and Statement of Additional Information.

If you wish to tender your shares for repurchase during this repurchase offer period, you can do so in one of the following two ways:

1.

If your shares are held at your financial adviser, broker, dealer or other financial intermediary (each an “Authorized Intermediary”), please ask your Authorized Intermediary, sufficiently in advance of the Repurchase Request Deadline to submit a repurchase request for you. You may be charged a transaction fee for this service by your Authorized Intermediary. A shareholder who holds shares through an Authorized Intermediary should NOT submit the enclosed Interval Fund Repurchase Request Form to the Fund.

© 2025 Columbia Management Investment Advisers, LLC. All rights reserved.

2.

If you have a direct account held with the Fund (and as a result receive statements directly from the Fund), please complete, sign and date the enclosed Interval Fund Repurchase Request Form. In order to process your request, it must be received in good order by the Fund’s transfer agent, Columbia Management Investment Services, Inc., prior to the close of the New York Stock Exchange on the Repurchase Request Deadline.

If you have any questions, please refer to the Fund’s current Prospectus, which is available at www.columbiathreadneedleus.com/investment-products/interval-funds, and the enclosed Repurchase Offer Statement and Interval Fund Repurchase Request Form, which contain additional important information about the repurchase offer, or contact your Authorized Intermediary.

Sincerely,

Columbia Credit Income Opportunities Fund

© 2025 Columbia Management Investment Advisers, LLC. All rights reserved.	CTNA7941438.1 (04/2025)

Columbia Credit Income Opportunities Fund

Repurchase Offer Statement

Columbia Threadneedle Investments

P.O. Box 219104

Kansas City, MO 64121-9104

August 11, 2025

1.

The Offer. Columbia Credit Income Opportunities Fund (the “Fund”) is offering to repurchase its Institutional Class (Class Inst) and Class A common shares of beneficial interest (the “Shares”) in an amount of up to 5% of the aggregate number of Shares issued and outstanding (the “Repurchase Offer Amount”) as of the Repurchase Request Deadline (discussed below). Repurchases will be made at a price equal to the respective net asset value (“NAV”) of the applicable class of the Shares as of the close of regular trading on the New York Stock Exchange (ordinarily 4:00 p.m. Eastern time) (“NYSE Close”) on the date the NAV of the Shares offered for repurchase is determined (“Repurchase Pricing Date”) (generally expected to be the same date as the Repurchase Request Deadline), upon the terms and conditions set forth herein, and in accordance with the Fund’s current Prospectus and Statement of Additional Information, which terms constitute the “Offer.” All classes of Shares are considered to be a single class for purposes of allocating repurchases under this Offer.

The purpose of the Offer is to provide some liquidity to shareholders because Shares of this closed-end interval fund are not redeemable daily for cash and are not traded on a stock exchange. The Offer is not conditioned upon the tender for repurchase of any minimum number of Shares. The Fund currently does not charge a processing fee for handling repurchase requests. However, if your Shares are held for you by your financial adviser, broker, dealer or other financial intermediary (“Authorized Intermediary”), or otherwise by a nominee, such Authorized Intermediary may charge a transaction fee for submitting a repurchase request for you.

2.	Net Asset Value. The per share NAV of each class of the Shares outstanding as of the NYSE Close on August 5, 2025, was as follows:

Class Inst Shares: $20.51

Class A Shares: $20.50

You must decide whether to tender Shares prior to the Repurchase Request Deadline, but the NAV at which the Fund will repurchase each class of the Shares will not be calculated until the Repurchase Pricing Date. The NAV can fluctuate, and the NAV on the Repurchase Pricing Date could be lower or higher than the NAV on the date you submit your repurchase request. Please call your Authorized Intermediary or the Fund at 800-345-6611 or visit www.columbiathreadneedleus.com/investment-products/interval-funds for the Fund’s most current NAV per Share.

© 2025 Columbia Management Investment Advisers, LLC. All rights reserved.	CTNA7941438.1 (04/2025)

3.

Repurchase Request Deadline. All repurchase requests from shareholders who hold their Shares directly with the Fund (and not through an Authorized Intermediary), referred to as “Direct-at-Fund Shareholders,” must be received in properly completed form (using the enclosed Interval Fund Repurchase Request Form) by the Fund on or before the NYSE Close on September 10, 2025, (the “Repurchase Request Deadline”). If you hold your Shares through an Authorized Intermediary, you will need to ask your Authorized Intermediary to submit your repurchase request for you sufficiently in advance of the same deadline (do not use the enclosed Interval Fund Repurchase Request Form to submit your repurchase request). Your Authorized Intermediary will tender your Shares to the Fund on your behalf. You should be sure to advise the Fund or your Authorized Intermediary of your intentions in a timely manner. The Repurchase Request Deadline will be strictly observed. If you fail to submit your repurchase request, or your Authorized Intermediary fails to submit your repurchase request, in a properly completed form by the Repurchase Request Deadline, you will be unable to tender your Shares for repurchase by the Fund until a subsequent repurchase offer, and you will have to resubmit your request for that offer. You may withdraw or change your repurchase request at any point before the Repurchase Request Deadline as described in paragraph 8 below.

4.

Repurchase Pricing Date. The Fund anticipates that the Repurchase Pricing Date will be the same date as the Repurchase Request Deadline. In any event, the NAV per Share for the Offer must be determined no later than fourteen calendar days (or the next business day if the 14th calendar day is not a business day) following the Repurchase Request Deadline. If the Fund elects to use a Repurchase Pricing Date later than the Repurchase Request Deadline, there is a risk that the NAV per Share will fluctuate between those dates.

5.	Payment for Shares Repurchased. Payment for all Shares repurchased by the Fund pursuant to this Offer will be made no later than seven calendar days after the Repurchase Pricing Date.

6.

Increase in Number of Shares Repurchased. If shareholders tender for repurchase more Shares than the Repurchase Offer Amount, the Fund may (but is not obligated to) increase the number of Shares that the Fund is offering to repurchase by up to 2% of the Shares outstanding on the Repurchase Request Deadline.

7.

Pro Rata Repurchase. If the Fund determines not to repurchase additional Shares beyond the Repurchase Offer Amount, or if shareholders tender an amount of Shares greater than that which the Fund is entitled to repurchase, the Fund will repurchase the Shares tendered on a pro rata basis. If proration is necessary, the Fund will inform your Authorized Intermediary of the proration on the business day following the Repurchase Request Deadline. The number of Shares each shareholder asked to have repurchased will, as a general rule, be reduced by the same percentage. If any Shares that you wish to tender to the Fund are not repurchased because of proration, you will have to wait until the next repurchase offer and submit a new repurchase request, and your repurchase request will not be given any

© 2025 Columbia Management Investment Advisers, LLC. All rights reserved.	CTNA7941438.1 (04/2025)

priority over other investors’ requests. Thus, there is a risk that the Fund may not purchase all of the Shares you wish to have repurchased in this repurchase offer or in any subsequent repurchase offer, and the NAV of your Shares is likely to fluctuate between repurchase offers. In anticipation of the possibility of proration, some shareholders may tender more Shares than they wish to have repurchased in a particular quarter, thereby increasing the likelihood of proration. There is no assurance that you will be able to sell your Shares in the amount or at the time you desire to sell.

8.

Modification or Withdrawal of Shares to be Repurchased. If your Shares are held at your Authorized Intermediary, repurchase requests submitted pursuant to the Offer may be modified or withdrawn at any time prior to the Repurchase Request Deadline by submitting notice to your Authorized Intermediary. In the event you decide to modify or withdraw your tender, you should provide your Authorized Intermediary with sufficient notice prior the Repurchase Request Deadline. If you are a Direct-at-Fund Shareholder, repurchase requests submitted pursuant to the Offer may be modified or withdrawn at any time prior to the Repurchase Request Deadline by submitting notice to Columbia Management Investment Services, Inc. (the “Transfer Agent”) at the address indicated in the enclosed Interval Fund Repurchase Request Form.

9.

Repurchase Fees. The Fund will not charge a repurchase fee on Shares that are accepted for repurchase in this Offer. However, if your Shares are held at your Authorized Intermediary, the intermediary may charge transaction or other fees in connection with your repurchase request. Please consult your Authorized Intermediary for details.

10.

Suspension or Postponement of Repurchase Offer. The Fund may suspend or postpone this Offer in limited circumstances and only by a vote of a majority of the Fund’s Board of Trustees, including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940 (the “1940 Act”). The limited circumstances include the following: (A) if the repurchase would cause the Fund to lose its status as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) (see “Certain U.S. Federal Income Tax Consequences” below); (B) for any period during which the New York Stock Exchange or any market in which the securities owned by the Fund are principally traded is closed, other than customary weekend and holiday closings, or during which trading in such market is restricted; (C) for any period during which an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable, or during which it is not reasonably practicable for the Fund fairly to determine the value of its net assets; (D) for such other periods as the Securities and Exchange Commission may by order permit for the protection of shareholders of the Fund; or (E) under certain other circumstances set forth in Rule 23c-3 under the 1940 Act that would apply only in the case that shares of the Fund become publicly traded. You will be notified if the Fund suspends or postpones the Offer.

© 2025 Columbia Management Investment Advisers, LLC. All rights reserved.	CTNA7941438.1 (04/2025)

11.

Certain U.S. Federal Income Tax Consequences. The following discussion is a general summary of the U.S. federal income tax consequences of the purchase of Shares by the Fund from shareholders who are U.S. persons pursuant to the Offer. This summary is based on U.S. federal income tax law as of the date the Offer begins, including the Code, applicable Treasury regulations, Internal Revenue Service (“IRS”) rulings, judicial authority and current administrative rulings and practice, all of which are subject to change, possibly with retroactive effect. There can be no assurance that the IRS would not assert, or that a court would not sustain, a position contrary to any of those set forth below, and the Fund has not obtained, nor does the Fund intend to obtain, a ruling from the IRS or an opinion of counsel with respect to any of the consequences described below. Shareholders should review the tax information in the Fund’s Prospectus and Statement of Additional Information (each of which is based on the Code, U.S. Treasury regulations, and other applicable authority as of the date of such document), and should also consult their own tax advisers regarding their particular situation and the potential tax consequences to them of a purchase of their Shares by the Fund pursuant to the Offer, including potential state, local and non-U.S. taxation, and any applicable transfer taxes.

As used herein, the term “U.S. person” refers to (i) a citizen or resident of the United States, (ii) a corporation, partnership or other entity created or organized in or under the laws of the United States or any state thereof or the District of Columbia, (iii) an estate the income of which is subject to U.S. federal income tax regardless of the source of such income, and (iv) a trust if a court within the United States is able to exercise primary supervision over the administration of the trust and one or more U.S. persons have the authority to control all substantial decisions of the trust. Unless otherwise specified, the discussion below refers to shareholders who are U.S. persons. The term “non-U.S. shareholder” refers to a shareholder who is not a U.S. person.

For U.S. federal income tax purposes, a shareholder whose Shares are purchased pursuant to the Offer generally will be treated as having sold such Shares and, other than a shareholder exempt from tax or investing through a tax-advantaged arrangement, will recognize gain or loss on such sale, if, after the application of certain constructive ownership rules under Section 318 of the Code, (i) such shareholder tenders, and the Fund repurchases, all of such shareholder’s Shares, or such shareholder meets certain numerical safe harbors with respect to percentage voting interest and reduction in ownership of the Fund following the completion of the Offer, or (ii) the repurchase otherwise is treated as a distribution that is “not essentially equivalent to a dividend” under the relevant rules of the Code. For this purpose, a redemption is “not essentially equivalent to a dividend” if it results in a “meaningful reduction” of a shareholder’s percentage interest in the Fund. Whether a reduction is “meaningful” depends on a shareholder’s particular facts and circumstances. If a shareholder tenders, or the Fund repurchases, fewer than all of the Shares that such shareholder owns or is considered to own, the repurchase may not qualify as a sale or an exchange. If the transaction is treated as a sale or exchange for tax purposes, any gain or loss recognized will be treated as a capital gain or loss by shareholders who hold their Shares as a capital asset, which capital gain or loss will be treated as long-term if such Shares have been held for more than one year or as short-term if such Shares have been held for one year or less.

© 2025 Columbia Management Investment Advisers, LLC. All rights reserved.	CTNA7941438.1 (04/2025)

If a purchase of Shares pursuant to the Offer does not qualify for sale or exchange treatment, the proceeds received by such shareholder will be treated as a distribution from the Fund that will be taxable as a dividend to the extent of the Fund’s earnings and profits allocable to such distribution. Any excess will be treated as a return of capital reducing the shareholder’s basis (but not below zero) in the Shares held (or deemed held) after the Offer, and thereafter as a taxable capital gain. In addition, if any amounts received are treated as a dividend to tendering shareholders, there is a further risk that shareholders whose percentage ownership of the Fund increases as a result of the Offer, including shareholders who do not tender any Shares pursuant to the Offer, will be deemed to have received a constructive distribution in an amount determined by the increase of their percentage ownership of the Fund as a result of the Offer. Any such constructive distribution will be treated as a dividend to the extent of the Fund’s current or accumulated earnings and profits allocable to the distribution. Such treatment will not apply, however, if the repurchase is treated as an “isolated redemption” within the meaning of the applicable Treasury regulations.

Under the “wash sale” rules under the Code, provided the purchase of Shares pursuant to the Offer is treated as a sale or exchange (and not a distribution as described above), loss recognized on Shares repurchased pursuant to the Offer will ordinarily be disallowed to the extent the shareholder acquires other shares of the Fund or substantially identical stock or securities within 30 days before or after such purchase. In that event, the basis and holding period of the shares acquired will be adjusted to reflect the disallowed loss.

The Fund’s use of cash to purchase Shares may adversely affect the Fund’s ability to satisfy the distribution requirements for treatment as a regulated investment company. The Fund may also recognize income in connection with the sale of portfolio securities to fund such purchases, in which case the Fund would take any such income into account in determining whether such distribution requirements have been satisfied.

Withholding. The Fund is generally required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and redemption proceeds paid to any individual shareholder who fails to properly furnish the Fund with a correct taxpayer identification number, who has under-reported dividend or interest income, or who fails to certify to the Fund that he or she is not subject to such withholding. In addition, there may be additional withholding with regard to non-U.S. shareholders. Shareholders should consult the Fund’s current Prospectus and the “Taxation” section in the Fund’s current Statement of Additional Information for further details. All shareholders are urged to consult their tax advisers regarding the specific tax consequences of participating in the Offer in light of their particular situations as well as any consequences arising under the laws of any state, local or non-U.S. jurisdiction.

© 2025 Columbia Management Investment Advisers, LLC. All rights reserved.	CTNA7941438.1 (04/2025)

FATCA. Sections 1471-1474 of the Code and the U.S. Treasury and IRS guidance issued thereunder (collectively, “FATCA”) generally require the Fund to obtain information sufficient to identify the status of each of its shareholders under FATCA or under an applicable intergovernmental agreement (an “IGA”) between the United States and a foreign government. If a shareholder fails to provide the requested information or otherwise fails to comply with FATCA or an IGA, the Fund may be required to withhold under FATCA with respect to that shareholder at a rate of 30% on ordinary dividends it pays. The IRS and the Treasury Department have issued proposed regulations providing that these withholding rules will not apply to the gross proceeds of share redemptions or capital gain dividends the Fund pays. If a payment by the Fund pursuant to the Offer is subject to FATCA withholding, the Fund is required to withhold without reference to any other withholding exemption. Shareholders should consult the “Taxation” section in the Fund’s current Statement of Additional Information for further details.

Other Tax Consequences. The Fund’s purchase of shares pursuant to the Offer may directly result in, or contribute to a subsequent, limitation on the Fund’s ability to use capital loss carryforwards to offset future gains. Therefore, in certain circumstances, shareholders who remain shareholders following completion of the Offer may pay taxes sooner, or pay more taxes, than they would have had the Offer not occurred.

12. Requests for Repurchase in Proper Form. All questions as to the validity, form, eligibility (including time of receipt) and acceptance of tenders of Shares will be determined by the Fund, in its sole discretion, which determination shall be final and binding on all parties. The Fund reserves the absolute right to reject any or all tenders of Shares determined not to be in appropriate form or to refuse to accept for payment, purchase or pay for any Shares if, in the opinion of the Fund’s counsel, accepting, purchasing or paying for such Shares would be unlawful. The Fund also reserves the absolute right to waive any of the conditions of the Offer or any defect in any tender of Shares whether generally or with respect to any particular Share(s) or shareholder(s). The Fund’s interpretations of the terms and conditions of the Offer shall be final and binding on all parties. Unless waived, any defects or irregularities in connection with tenders of Shares must be cured within such times as the Fund shall determine. Tenders of Shares will not be deemed to have been made until the defects or irregularities have been cured or waived.

The Fund and its service providers employ verification and security measures for your protection. For your security, telephone transaction requests are recorded. You should note, however, that any person with access to your account and other personal information (including personal identification number) may be able to submit instructions by telephone. The Fund and its affiliates (including Columbia Management Investment Advisers, LLC and other funds for which it serves as investment adviser), directors/trustees, and officers will not be liable for any loss, liability, cost, or expense due to unauthorized or fraudulent instructions, provided reasonable procedures were employed to confirm that the instructions received were genuine, and will not be obligated to give notice of any defects or irregularities in tenders, nor shall any of them incur any liability for failure to give any such notice.

* * *

© 2025 Columbia Management Investment Advisers, LLC. All rights reserved.	CTNA7941438.1 (04/2025)

Neither the Fund, its Board of Trustees, Columbia Management Investment Advisers, LLC, Columbia Management Investment Distributors, Inc., nor any affiliates of the foregoing, make any recommendation to any shareholder as to whether to tender or refrain from tendering Shares or any particular amount of Shares. Each shareholder must make an independent decision whether to tender Shares and, if so, how many Shares to tender.

No person has been authorized to make any recommendation on behalf of the Fund as to whether shareholders should tender Shares pursuant to this Offer. No person has been authorized to give any information or to make any representations in connection with the Offer other than those contained herein or in the Fund’s current Prospectus or Statement of Additional Information. If given or made, such recommendation and such information and representation must not be relied upon as having been authorized by the Fund or its affiliates.

For the Fund’s most recent NAV per Share and other information, or for a copy of the Fund’s current Prospectus, contact your Authorized Intermediary or call the Fund at 800-345-6611 or visit www.columbiathreadneedleus.com/investment-products/interval-funds.

© 2025 Columbia Management Investment Advisers, LLC. All rights reserved.	CTNA7941438.1 (04/2025)

COLUMBIA THREADNEEDLE INVESTMENTS

Columbia Credit Income Opportunities Fund
Repurchase Request Form For Non-Retirement Accounts

Use this form when requesting a repurchase from a non-retirement account. FOR ACCOUNTS HELD DIRECTLY WITH THE FUND.

IF YOUR COLUMBIA INTERVAL FUND SHARES ARE HELD THROUGH A FINANCIAL ADVISER, BROKER, DEALER, OR OTHER FINANCIAL INTERMEDIARY (COLLECTIVELY, FINANCIAL INTERMEDIARY), DO NOT SUBMIT THIS FORM. THIS FORM IS TO BE USED ONLY BY INVESTORS THAT HOLD FUND SHARES DIRECTLY WITH THE FUND, AND NOT THROUGH AN ACCOUNT HELD AT A FINANCIAL INTERMEDIARY.

Please contact your intermediary to submit your repurchase request if your Fund Shares are not held directly with the Fund.

This repurchase form is for shareholders who wish to tender shares for repurchase from their Columbia interval fund account held directly ***with*** the Fund. Shares will be repurchased at a price equal to their net asset value per share on the Repurchase Pricing Date. An authorized person elected on the account application must submit this form via mail prior to the Repurchase Request Deadline. The Repurchase Request Deadline will be strictly observed. If the request is not received by the transfer agent in good order prior to the Repurchase Request Deadline, the request will not be honored.

By completing this form, you understand that this quarterly repurchase offer is limited to ***a certain percentage*** of the outstanding shares of the Fund as of the Repurchase Request Deadline and, that, if the offer is oversubscribed, the Fund may not repurchase the full amount of the shares that you are requesting, in which case the Fund will repurchase shares on a pro rata basis. For more information about the Fund, please visit columbiathreadneedleus.com/investor.

Part 1 Investor Information: (Please type or print clearly.)

Account Owner or UGMA/UTMA Minor (First, Middle Initial, Last) | Date of Birth (MM/DD/YYYY) | Social Security Number

Co-Account Owner or UGMA/UTMA Custodian | Date of Birth (MM/DD/YYYY) | Social Security Number

Name of Trust or Entity, if applicable | Trust Date (MM/DD/YYYY), if applicable | Taxpayer Identification Number

☐ Please check if you are changing your address of record. *A Medallion Signature Guarantee (MSG) is required.*

Street Address | City | State | ZIP Code

Mobile Phone Number | Home Phone Number

Note: If you are changing your address to a PO Box, a residential address is also request. Please provide your residential address below.

Street Address | City | State | ZIP Code

Part 2 Federal Tax Classification

Check appropriate box for Federal Tax Classification (Required); check only **ONE** of the following seven boxes:

☐ Individual/Sole Proprietor or single-member LLC ☐ C Corporation ☐ S Corporation ☐ Partnership ☐ Trust/Estate

☐ Limited Liability Company. Enter the tax classification (C = C Corporation, S = S Corporation, P = Partnership) ____________

Note: Check the appropriate box in the line above for the tax classification of the single-member owner. Do not check LLC if the LLC is classified as a single-member LLC that is disregarded from the owner unless the owner of the LLC is another LLC that is **not** disregarded from the owner for U.S. federal tax purposes. Otherwise, a single-member LLC that is disregarded from the owner should check the appropriate box for the tax classification of its owner.

☐ Other (see Form W-9 instructions) ____________

Exemptions (codes apply only to certain entities, not individuals; see Form W-9 Instructions):

Exempt payee code (if any) ____________

Foreign Account Tax Compliance Act (FATCA) reporting is required for accounts maintained outside of the U.S. at certain foreign financial instructions. If you are only submitting this form for an account you hold in the U.S., you may leave this field blank.

Exemption from FATCA reporting code (if any) ____________

For assistance completing this form, please contact a representative at 800.345.6611, Monday through Friday, 8:00 a.m. to 7:00 p.m. ET.

Page 1 of 6

CT-FR/118815 A (05/25)

Part 3 Repurchase Information

In accordance with cost basis regulations, all repurchased fund covered shares will be processed with the elected cost basis method on file, unless you indicate another accounting method in Part 4. If you did not elect a cost basis method, all repurchased covered shares will be subject to our default method of Average Cost. **If you have questions about which cost basis method is best for you, you may wish to consult a tax advisor.**

If you are requesting a partial repurchase using the Specific Lot Identification method, and the lots selected are not available or not enough shares have been requested, shares will be depleted using the selected secondary cost basis accounting method on your account. If you have not selected a secondary method, shares will then be depleted in **First In, First Out (FIFO)** order.

I/We authorize Columbia Management Investment Services Corp. (CMIS) to repurchase the amount indicated from the account number(s) listed below.

Fund Number	Account Number	Share Amount	Dollar Amount	Check Box for All Shares
			$	☐
			$	☐
			$	☐

Part 4 Cost Basis Method Selection

The cost basis method that is currently on your account will be used to deplete the shares for this transaction unless you indicate another accounting method below.

☐ **Current Accounting Method:** Shares will be repurchased using the cost basis accounting method that is currently on the account.

☐ **Override Accounting Method:** Selecting this option will override the current method on the account for this transaction only and will utilize the method checked below. **Note: Not available if you have previously sold covered shares in your account using the Average Cost method.**

☐ **FIFO** – First In, First Out ☐ **LIFO** – Last In, First Out ☐ **HIFO** – High Cost, First Out
☐ **LOFO** – Low Cost, First Out ☐ **LGUT** – Loss/Gain Utilization ☐ **SLID** – Specified Lot Identification (Complete Part 5)

Note: To permanently change your cost basis method you must complete and enclose a Cost Basis Election form.

Part 5 Specific Tax Lots for Depletion of Shares

Complete this section ONLY if this is a partial repurchase and you would like to use the Specific Lot Identification method on an account. This cost basis method will permanently remove any average cost basis tracking from non-covered shares.

Please provide the fund and account number, purchase (trade) date and number of shares to indicate the specific share lots you would like to use for this partial repurchase (If there are additional share lots than space allows, please make a copy of this page or use a separate sheet of paper.)

1. Fund Number ____ Account Number ____

				Check Box for All Shares in Lot
Trade Date (MM/DD/YYYY)		Number of Shares		☐
Trade Date (MM/DD/YYYY)		Number of Shares		☐
Trade Date (MM/DD/YYYY)		Number of Shares		☐
Trade Date (MM/DD/YYYY)		Number of Shares		☐

2. Fund Number ____ Account Number ____

				Check Box for All Shares in Lot
Trade Date (MM/DD/YYYY)		Number of Shares		☐
Trade Date (MM/DD/YYYY)		Number of Shares		☐
Trade Date (MM/DD/YYYY)		Number of Shares		☐
Trade Date (MM/DD/YYYY)		Number of Shares		☐

3. Fund Number ____ Account Number ____

				Check Box for All Shares in Lot
Trade Date (MM/DD/YYYY)		Number of Shares		☐
Trade Date (MM/DD/YYYY)		Number of Shares		☐
Trade Date (MM/DD/YYYY)		Number of Shares		☐
Trade Date (MM/DD/YYYY)		Number of Shares		☐

For assistance completing this form, please contact a representative at 800.345.6611, Monday through Friday, 8:00 a.m. to 7:00 p.m. ET.

Page 2 of 6 CT-FR/118815 A (05/25)

Part 6 **Payment Instructions:** (Please choose one election in either section A or B and complete C if applicable.)

A. Account Owner or Authorized Individual Election:

☐ 1. Make the check payable to the registered account owner(s) and mail to the address of record. A Medallion Signature Guarantee (MSG) is required if the requested amount is over $100,000.

☐ 2. Make the check payable to and mail as indicated below in section C. A MSG is required.

- ☐ a. Mail the check via regular mail.
- ☐ b. Mail the check via overnight or expedited delivery. The applicable fee will be deducted from the fund account.

☐ 3. Deposit the repurchase to the bank account below via Automated Clearing House (ACH). Funding in two or three business day. No fee is deducted from the fund account.

- ☐ a. Into the existing bank instructions on file.
- ☐ b. Into new bank instructions. Complete the Bank Information in Part 7. A MSG is required.

☐ 4. Deposit the repurchase to the bank account below via Fedwire (must be $500 or greater). Funding the next business day. A fee of $7.50 will be deducted from the fund account (additional bank fees may apply).

- ☐ a. Into the existing bank instructions on file.
- ☐ b. Into new bank instructions. Complete the Bank Information in Part 7. A MSG is required.

B. Estate or Beneficiary Election: Complete this section of the form and section C. Payee Information, if you are acting as the Executor or Beneficiary for the registered account. If you are acting as the Executor, a Medallion Signature Guarantee (MSG) is required. If you are acting as the Beneficiary, a Signature Guarantee or MSG is required (see the table below). A certified copy of the death certificate(s) is required for the account owner(s).

☐ 1. Make the check payable to and mail as indicated below in section C.

- ☐ a. Mail the check via regular mail.
- ☐ b. Mail the check via overnight or expedited delivery. The applicable fee will be deducted from the fund account.

☐ 2. Deposit the repurchase to the bank account in section C via ACH. Funding in two or three business day. No fee is deducted from the fund account.

☐ 3. Deposit the repurchase to the bank account in section C via Fedwire (must be $500 or greater). Funding the next business day. A fee of $7.50 will be deducted from the fund account (additional bank fees may apply).

Signature Guarantee (or MSG) Required	Medallion Signature Guarantee Required
▪ The repurchase check is mailed to an address other than the address of record ▪ The repurchase is going to a bank account not on file. If the bank account registration matches the beneficiary, a Signature Guarantee is acceptable along with a copy of a voided check or deposit slip.	▪ The repurchase check is made payable to anyone other than the beneficiary. ▪ The repurchase is going to a bank account not on file and the bank account registration does not match the listed beneficiary. ▪ The amount of the repurchase exceeds $100,000. ▪ If someone is signing the form in a legal capacity (examples: Executor, POA, Custodian or Guardian).

C. Payee Information:

Payee or Beneficiary Name (First, Middle Initial, Last) | Beneficiary or Estate Tax Identification Number | Beneficiary Date of Birth (MM/DD/YYYY)

Street Address | City | State | ZIP Code

Mobile Phone Number | Relationship to Account Owner | Date of Death for Account Owner (MM/DD/YYYY)

Bank Account Information (if applicable)

Name of Bank | Bank ABA Routing Number | Bank Account Number

Federal law requires us to obtain certain information from you, which we may use to verify your identity. If we are unable to verify this information, we reserve the right to close or limit your account.

For assistance completing this form, please contact a representative at 800.345.6611, Monday through Friday, 8:00 a.m. to 7:00 p.m. ET.

Page 3 of 6 CT-FR/118815 A (05/25)

Part 7 Bank Information Please complete this section if you are requesting to have the repurchased proceeds sent to a bank account not on file. A Medallion Signature Guarantee is required. The bank information will be permanently added to your account, unless you indicate below, this is a one-time wire or ACH request.    Yes, this is a one-time wire or ACH request. Do not add bank information to my account at this time. Bank Account Type: Checking Savings Bank Account Information: Bank ABA Routing Number (Enter nine digit number; see below) Bank Account Number (Do not use spaces or dashes; see below) For Further Credit to the Account of (if applicable; for wire transactions): Name of Bank Bank Phone Number Name of Bank Account Owner Name of Joint Bank Account Owner (if applicable) Bank Account Owner(s) Authorization Signature of Bank Account Owner (required) Signature of Joint Bank Account Owner (required) ABA Routing Bank Account Check Number Number Number    Part 8 Signature and Taxpayer Identification Number Certification Under penalties of perjury, I certify that: (1) The number shown on this form is my correct taxpayer identification number; and (2) I am not subject to backup withholding because: (a) I am exempt from backup withholding, or (b) I have not been notified by the Internal Revenue Service (IRS) that I am subject to backup withholding as a result of failure to report all interest or dividends, or (c) the IRS has notified me that I am no longer subject to backup withholding; and (3) I am a U.S. citizen or other U.S. person (defined in the Form W-9 instructions, which are available upon request or at www.irs.gov); and (4) The FATCA code(s) entered on this form (if any) indicating that I am exempt from FATCA reporting is correct. Certification Instructions: You must cross out item 2 above if you have been notified by the IRS that you are currently subject to backup withholding because you have failed to report all interest and dividends on your tax return. For assistance completing this form, please contact a representative at 800.345.6611, Monday through Friday, 8:00 a.m. to 7:00 p.m. ET. Page 4 of 6 CT-FR/118815 A (05/25)

Part 8 Signature and Taxpayer Identification Number Certification (continued): (Complete section A and B.)

A. Current Investor Information - REQUIRED: Provide the name(s) on the account exactly as they appear in the current account registration.

Account Owner or UGMA/UTMA Minor (First, Middle Initial, Last)	Date of Birth (MM/DD/YYYY)	Social Security Number

Co-Account Owner or UGMA/UTMA Custodian	Date of Birth (MM/DD/YYYY)	Social Security Number

Name of Trust or Entity, if applicable	Trust Date (MM/DD/YYYY), if applicable	Taxpayer Identification Number

B. Authorization - REQUIRED: The account owner must print and sign below. If you are not the account owner and are acting in a special capacity as an **authorized individual (executor, administrator, custodian, trustee or successor trustee, beneficiary, power of-attorney, etc.)** please print, sign, and indicate your capacity below. A Medallion Signature Guarantee (MSG) or Signature Guarantee may be required.

By signing below, I certify that I am authorized to request payment from this account and that all information provided by me is true and accurate. I further certify that no tax advice has been given to me by Columbia Funds, Columbia Management Investment Services Corp., and their respective affiliates, officers, directors, agents and employees. All decisions regarding this repurchase are my own. I expressly assume the responsibility for any adverse consequences which may arise from this repurchase and I agree that Columbia Funds, Columbia Management Investment Services Corp., and their respective affiliates, officers, directors, agents and employees shall in no way be held responsible. Provision of this form should not be construed to cause Columbia Management Investment Advisers, LLC, Columbia Management Investment Distributors, Inc., Columbia Management Investment Services Corp., or its affiliates to become an investment advice fiduciary under ERISA or the Internal Revenue Code. I acknowledge that:

- the undersigned hereby represents and warrants that: (a) when and to the extent the Fund accepts the Shares for repurchase, the Fund will acquire good, marketable and unencumbered title to them, free and clear of all security interests, liens, charges, encumbrances, conditional sales agreements or other obligations relating to their sale or transfer, and not subject to any adverse claim; (b) on request, the undersigned will execute and deliver any additional documents the Fund or its principal underwriter deems necessary or desirable to complete the assignment, transfer and repurchase of the Share tendered hereby; and (c) the undersigned has read and agrees to all of the terms of the Offer (as defined in the Repurchase Offer Statement).
- the undersigned understands that acceptance of Shares by the Fund for repurchase will constitute a binding agreement between the undersigned and the Fund upon the terms and subject to the conditions of the Offer. All authority herein conferred or agreed to be conferred shall survive the death or incapacity of the undersigned and all obligations of the undersigned hereunder shall be binding upon the heirs, personal representatives, successors and assigns of the undersigned. Except as stated in the Offer, this tender is irrevocable.
- all authority herein conferred or agreed to be conferred shall survive the death or incapacity of the undersigned and all obligations of the undersigned hereunder shall be binding upon the heirs, personal representatives, successors and assigns of the undersigned. Except as stated in the Offer, this tender is irrevocable.

Each person signing on behalf of an entity represents that his/her actions are authorized. I acknowledge that I:

- have received and read the prospectus,
- agree that the Columbia Funds, Columbia Management Investment Services Corp. and their respective affiliates, officers, directors, agents and employees will not be liable for any loss, liability, damage or expense, which may arise as a result of relying on this form or any instruction believed genuine.

Print Name of Account Owner or Authorized Individual		Print Name of Co-Account Owner or Authorized Individual	
Signature of Account Owner or Authorized Individual		**Signature of Co-Account Owner or Authorized Individual**	
X		X	
Capacity (Required for Authorized Individuals)	Date (MM/DD/YYYY)	**Capacity (Required for Authorized Individuals)**	Date (MM/DD/YYYY)

Affix Signature Guarantee or MSG Stamp here	**Affix Signature Guarantee or MSG Stamp here**
Guarantor, please do not affix the guarantee unless all of the information on this page has been completed.	Guarantor, please do not affix the guarantee unless all of the information on this page has been completed.

The Transfer Agent may require a Medallion Signature Guarantee (MSG) or Signature Guarantee stamp for your signature in order to process certain transactions. A MSG or Signature Guarantee stamp may be executed by any eligible institution, including, but not limited to, the following: brokers or dealers, banks, credit unions, and savings associations. A MSG or Signature Guarantee helps assure that a signature is genuine and not a forgery. Notarization by a notary public is not an acceptable signature guarantee. The Transfer Agent reserves the right to reject a signature guarantee and to request additional documentation for any transaction. You may refer to the Fund's prospectus for more information.

For assistance completing this form, please contact a representative at 800.345.6611, Monday through Friday, 8:00 a.m. to 7:00 p.m. ET.

Page 5 of 6

CT-FR/118815 A (05/25)

Part 9 Return Instructions Regular mail Columbia Management Investment Services Corp. Overnight mail Columbia Management Investment Services Corp. P.O. Box 219104 801 Pennsylvania Ave STE 219104 Kansas City, MO 64121-9104 Kansas City, MO 64105-1307 For assistance completing this form, please contact a representative at 800.345.6611, Monday through Friday, 8:00 a.m. to 7:00 p.m. ET. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. Columbia Management Investment Services Corp. is the Fund’s transfer agent. © 2025 Columbia Management Investment Advisers, LLC. All rights reserved. CTNA7937689.1 (05/25)    CT-FR/118815 A (05/25) Page 6 of 6